Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2017
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted

BASIC and DILUTED	For the six-month periods ended June 30,
Numerators	2017	2016
Partnership's net income	$22,072	$26,975
Less:
Preferred unit holders' interest in Partnership's net income	5,550	5,550
General Partner's interest in Partnership's net income	320	426
Partnership's net income allocable to unvested units	91	148
Common unit holders' interest in Partnership's net income	$16,111	$20,851
Denominators
Weighted average number of common units outstanding, basic and diluted	122,441,607	119,559,456
Net income per common unit:
Basic and diluted	$0.13	$0.17